Warrant Liability (Tables)	12 Months Ended
Dec. 31, 2022
Warrant Liability
Schedule of Warrant Liability	The Warrant liability at December 31, 2022 was as follows:
Note Warrants	$30,588
Trading and Overallotment Warrants	1,121,250
Total	$1,151,838

Schedule of Warrant Outstanding
Note warrants	235,295
Trading and Overallotment Warrants	8,812,500
Total	9,047,795

Schedule of Changes in the Warrant Liability

The following table presents the changes in the Warrant liability of the Level 1 warrants issued on April 14, 2022, the effective date of the IPO measured at fair value:

Total

FMV of Note Warrants, at issuance	$157,647

FMV of Trading and Overallotment Warrants, at issuance	5,778,750

Change in fair value of warrant liability, issuance through December 31, 2022	(4,784,559)

Fair Value at December 31, 2022	$1,151,838